Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017
Disclosure of summarized investment per segment [line items]
Investments general account	€ 145,976	€ 138,625
Investments for account of policyholders	226,374	194,353	[1]	€ 194,063
Investments on balance sheet	372,350	332,979
Off-balance sheet investments third parties	524,547	470,963
Total revenue- generating investments	896,897	803,942
Financial assets, excluding derivatives	143,075	135,925
Investments in real estate	2,901	2,700			€ 2,147
Total investments on balance sheet	372,350	332,979
Investments in joint ventures	1,983	1,745	[1]	1,712	1,712
Investments in associates	363	327	[1]	308	€ 308
Other assets	65,652	57,582
Assets	440,348	392,633	[1]	€ 395,923
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	89,404	84,675
Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	44,591	42,653
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	234,867	202,339
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	3,487	3,312
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,221	2,161
Investments for account of policyholders	25,288	20,640
Financial assets, excluding derivatives	2,221	2,161
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	86,853	81,253
Investments for account of policyholders	20,744	20,441
Financial assets, excluding derivatives	86,853	81,253
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	44,591	42,653
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	9,410	9,858
Investments for account of policyholders	9,716	8,861
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,901	2,700
Investments for account of policyholders	586	612
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	170,039	143,800
Americas [member]
Disclosure of summarized investment per segment [line items]
Investments general account	75,076	71,056
Investments for account of policyholders	107,963	95,343
Investments on balance sheet	183,039	166,399
Off-balance sheet investments third parties	220,039	204,184
Total revenue- generating investments	403,078	370,583
Total investments on balance sheet	183,039	166,399
Investments in joint ventures		1
Investments in associates	79	72
Other assets	36,899	37,674
Assets	220,017	204,145
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	59,899	55,921
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	10,922	9,945
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	111,565	100,002
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	653	530
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	499	532
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	54,970	51,681
Investments for account of policyholders	877	1,716
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	10,922	9,945
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,032	8,367
Investments for account of policyholders	161	79
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	653	530
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	106,926	93,548
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments general account	59,983	57,738
Investments for account of policyholders	25,491	23,767
Investments on balance sheet	85,474	81,505
Off-balance sheet investments third parties	4,802	3,339
Total revenue- generating investments	90,276	84,844
Total investments on balance sheet	85,474	81,505
Investments in joint ventures	1,159	1,001
Investments in associates	106	85
Other assets	21,983	13,491
Assets	108,722	96,083
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	19,591	19,974
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	33,460	32,536
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	30,193	26,846
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	2,229	2,150
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,443	1,412
Investments for account of policyholders	8,490	7,403
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	22,773	21,586
Investments for account of policyholders	11,652	11,283
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	33,460	32,536
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	78	54
Investments for account of policyholders	4,653	4,022
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,229	2,150
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	695	1,059
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,034	2,114
Investments for account of policyholders	91,848	73,958
Investments on balance sheet	93,882	76,072
Off-balance sheet investments third parties	123,904	106,347
Total revenue- generating investments	217,786	182,419
Total investments on balance sheet	93,882	76,072
Investments in associates	9	8
Other assets	3,764	3,104
Assets	97,655	79,184
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1,556	1,459
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	91,740	74,001
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	586	612
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	17	3
Investments for account of policyholders	16,583	13,044
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,055	1,005
Investments for account of policyholders	8,043	7,259
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	962	1,105
Investments for account of policyholders	4,898	4,748
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	586	612
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	61,738	48,296
Southern & Eastern Europe [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,711	1,660
Investments for account of policyholders	994	1,187
Investments on balance sheet	2,704	2,847
Off-balance sheet investments third parties	5,461	5,851
Total revenue- generating investments	8,166	8,698
Total investments on balance sheet	2,704	2,847
Investments in joint ventures	476	472
Investments in associates		5
Other assets	468	494
Assets	3,648	3,819
Southern & Eastern Europe [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1,570	1,483
Southern & Eastern Europe [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	118	143
Southern & Eastern Europe [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	997	1,200
Southern & Eastern Europe [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	19	21
Southern & Eastern Europe [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	74	74
Investments for account of policyholders	218	198
Southern & Eastern Europe [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,497	1,417
Investments for account of policyholders	173	183
Southern & Eastern Europe [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	118	143
Southern & Eastern Europe [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	3	5
Investments for account of policyholders	4	11
Southern & Eastern Europe [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	19	21
Southern & Eastern Europe [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	598	795
Asia [member]
Disclosure of summarized investment per segment [line items]
Investments general account	6,662	5,720
Investments for account of policyholders	82	103
Investments on balance sheet	6,745	5,823
Off-balance sheet investments third parties	1,001	2,818
Total revenue- generating investments	7,746	8,641
Total investments on balance sheet	6,745	5,823
Investments in joint ventures	192	152
Investments in associates	28	17
Other assets	2,483	2,662
Assets	9,448	8,654
Asia [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	6,602	5,686
Asia [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	42	16
Asia [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	100	121
Asia [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	11	7
Asia [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	6,465	5,526
Asia [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	42	16
Asia [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	145	170
Asia [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	82	103
Asset management [member]
Disclosure of summarized investment per segment [line items]
Investments general account	266	181
Investments on balance sheet	266	181
Off-balance sheet investments third parties	170,158	149,197
Total revenue- generating investments	170,424	149,378
Total investments on balance sheet	266	181
Investments in joint ventures	153	119
Investments in associates	129	131
Other assets	292	336
Assets	840	767
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	153	131
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	113	50
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	5	4
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	93	36
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	168	142
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	244	157
Investments on balance sheet	244	157
Total revenue- generating investments	244	157
Total investments on balance sheet	244	157
Investments in joint ventures	3
Investments in associates	21	8
Other assets	32,611	28,548
Assets	32,879	28,713
Holding and other activities [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	32	21
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	48	12
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	164	123
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	173	128
Holding and other activities [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1	3
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	48	12
Holding and other activities [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	21	14
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	(4)	(5)
Investments on balance sheet	(4)	(5)
Off-balance sheet investments third parties	(818)	(774)
Total revenue- generating investments	(822)	(778)
Total investments on balance sheet	(4)	(5)
Investments in associates	(10)
Other assets	(32,848)	(28,727)
Assets	(32,862)	(28,732)
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	(4)	(5)
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	€ (4)	€ (5)

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.